STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013	Aug. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2013	2,455,000	$0.15
Expired	(150,000)	0.18
Exercised	(450,000)	0.10
Granted	1,200,000	0.12
Balance, February 28, 2014	3,055,000	$0.13

		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2011	3,260,000	$0.15
Granted	965,000	$0.15
Cancelled	(40,000)	$0.10
Balance, August 31, 2012	4,185,000	$0.15
Expired	(350,000)	$0.20
Cancelled	(1,380,000)	$0.14
Balance, August 31, 2013	2,455,000	$0.15

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	February 28, 2014	August 31, 2013
Expected volatility	204%- 226%	134.43%- 142.22%
Risk-free interest rate	1.33%- 1.46%	1.32%- 1.46%
Expected life	5.00 years	5.00 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$0.05 -$0.31	$0.06

Year ended August 31, 2012
Expected volatility	134.43% - 142.22%
Risk-free interest rate	1.32% - 1.46%
Expected life	5.00 years
Dividend yield	0.00%
Weighted average fair value of the options	$0.06

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
February 28, 2014		Options outstanding		Options exercisable
	Number	Remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual	Price	of shares	Price
		life		exercisable
$0.35	50,000	4.94 years	$0.35	25,000	$0.35
$0.16	250,000	4.87 years	$0.16	250,000	$0.16
$0.075	50,000	4.84 years	$0.075	-	-
$0.06	625,000	4.68 years	$0.06	625,000	$0.06
$0.09	25,000	4.72 years	$0.09	25,000	$0.09
$0.10	300,000	0.64 years	$0.10	400,000	$0.10
$0.10	400,000	0.83 years	$0.10	450,000	$0.10
$0.15	555,000	1.96 years	$0.15	655,000	$0.15
$0.15	150,000	2.02 years	$0.15	150,000	$0.15
$0.15	250,000	3.05 years	$0.15	250,000	$0.15
$0.20	100,000	1.69 years	$0.20	150,000	$0.20
$0.25	300,000	2.25 years	$0.25	300,000	$0.25

	3,055,000	2.69 years	$0.13	2,980,000	$0.13

August 31, 2013		Options outstanding		Options exercisable
	Number	Remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual	Price	of shares	Price
		life		exercisable

$0.10	400,000	1.14 years	$0.10	400,000	$0.10
$0.10	450,000	1.33 years	$0.10	450,000	$0.10
$0.15	655,000	2.46 years	$0.15	655,000	$0.15
$0.15	150,000	2.44 years	$0.15	150,000	$0.15
$0.15	250,000	3.55 years	$0.15	250,000	$0.15
$0.18	150,000	1.98 years	$0.18	150,000	$0.18
$0.20	100,000	1.98 years	$0.20	150,000	$0.20
$0.25	300,000	2.76 years	$0.25	300,000	$0.25

	2,455,000	2.18 years	$0.15	2,455,000	$0.15

August 31, 2012	Options outstanding			Options exercisable
Exercise prices	Number of shares	Remaining contractual life	Exercise Price	Number of shares exercisable	Exercise Price

$0.10	500,000	2.14 years	$0.10	500,000	$0.10
$0.10	650,000	2.33 years	$0.10	650,000	$0.10
$0.15	910,000	3.46 years	$0.15	910,000	$0.15
$0.15	150,000	3.53 years	$0.15	150,000	$0.15
$0.15	200,000	4.09 years	$0.15	100,000	$0.15
$0.15	450,000	4.55 years	$0.15	225,000	$0.15
$0.15	250,000	4.57 years	$0.15	125,000	$0.15
$0.15	25,000	4.61 years	$0.15	25,000	$0.15
$0.18	150,000	3.54 years	$0.18	150,000	$0.18
$0.20	350,000	0.29 years	$0.20	350,000	$0.20
$0.20	150,000	2.98 years	$0.20	150,000	$0.20
$0.20	100,000	3.19 years	$0.20	100,000	$0.20
$0.25	300,000	3.76 years	$0.15	300,000	$0.15

	4,185,000	3.10 years	$0.15	3,775,000	$0.15

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Warrant Outstanding
		Weighted Average
	Number of warrant	Exercise Price
Balance, August 31, 2013	5,429,800	$0.20
Exercised	(1,126,500)	$0.20
Granted	15,357,800	$0.13
Balance, February 28, 2014	19,661,100	$0.15

		Warrant Outstanding
		Weighted Average
	Number of warrant	Exercise Price
Balance, August 31, 2012 and 2011	12,278,500	$0.18
Expired	(9,218,300)	$0.20
Granted	2,369,600	$0.10
Balance, August 31, 2013	5,429,800	$0.12

Schedule of Share Based Payment Award Equity Note Warrants or Rights Valuation Assumptions [Table Text Block]
Number	Exercise	Expiry
Outstanding [1]	Price	Date

1,387,200	$0.15 ; $0.20 after 12 months	April 13, 2014
660,000	$0.10 ; $0.20 after 12 months	July 27, 2015
176,000	$0.10 ; $0.20 after 12 months	Aug 24, 2015
1,106,500	$0.10 ; $0.20 after 12 months	Sep 28, 2015
1,065,600	$0.10 ; $0.20 after 12 months	Nov 15, 2015
2,720,000	$0.10	Nov 26, 2016
2,638,800	$0.10	Dec 23, 2016
2,442,160	$0.15	Jan 31, 2016
7,464,840	$0.15	Feb 13, 2016
19,661,100

Number	Exercise	Expiry
Outstanding [1]	Price	Date

2,224,200	$0.15 ; $0.20 after 12 months	April 13, 2014
660,000	$0.10 ; $0.20 after 12 months	July 27, 2015
176,000	$0.10 ; $0.20 after 12 months	August 24, 2015
1,154,000	$0.10 ; $0.20 after 12 months	September 28, 2015
1,215,600	$0.10 ; $0.20 after 12 months	November 15, 2015
5,429,800